Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted loss per share (in Dollars per share)	$ (0.36)	$ (0.32)
Diluted (in Dollars per share)	129,345,764	112,562,199